Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Borrowings
Schedule of loan agreements

Loan Facility	Vessel	Outstanding Loan Balance as of December 31,2023	Unamortized Deferred Financing Fees	Outstanding Net of Loan Financing Fees	Interest Rate (SOFR(S)**+Margin)
$56.0 Million Sale and Leaseback Agreement	Milos	35,016,494	244,178	34,772,316	S+5.84%
$54.0 Million Sale and Leaseback Agreement	Poliegos	32,255,273	230,740	32,024,533	S+7.01%
$113.0 Million Secured Term Loan Facility	Kimolos	32,100,000	178,654	31,921,346	S+1.90%
	Folegandros	32,100,000	178,654	31,921,346	S+1.90%
	Nissos Keros	44,400,000	247,113	44,152,887	S+1.90%
$84.0 Million Secured Term Loan facility	Nissos Sikinos	41,212,500	317,556	40,894,944	S+1.85%
	Nissos Sifnos	41,212,500	319,363	40,893,137	S+1.85%
$167.5 Million Sale and Leaseback Agreements	Nissos Rhenia	55,383,053	994,469	54,388,584	S+5.21%
	Nissos Despotiko	55,725,044	1,009,605	54,715,439	S+5.21%
$125.7 Million Secured Term Loan Facility	Nissos Donoussa	58,335,000	374,932	57,960,068	S+2.50%
	Nissos Kythnos	58,335,000	374,932	57,960,068	S+2.50%
$58.0 Million Secured Term Loan Facility	Nissos Anafi	44,500,000	231,108	44,268,892	S+2.09%
$194.0 Million Sale and Leaseback Agreements and $35.1 Million Unsecured Term Loan with Okeanis Marine Holdings S.A.	Nissos Kea	83,053,750	263,396	82,790,354	S+2.66	%(*)
	Nissos Nikouria	84,857,750	272,716	84,585,034	S+2.67	%(*)
	Total	698,486,364	5,237,416	693,248,948	S+3.15%
	Other Finance-lease liabilities			33,738
	Total			693,282,686
*	Weighted average between primary lender margin & Sponsor borrowing fixed rate.
**	Post the transition from LIBOR to SOFR as the base rate, certain financings include an applicable Credit Adjustment Spread (“CAS”) on top of the SOFR base rate

Schedule of finance lease liabilities with respect to the Right-of-Use assets

The Group has recognized the following finance lease liabilities with respect to the Right-of-Use assets:

As of December 31,	2023	2022
Office space	14,518	36,249
Cars	19,220	39,510
Total	33,738	75,759

The maturities of lease liabilities are the following:

For the year ended December 31,	2023	2022
No later than one year	34,506	50,599
Later than one year and not later than five years	—	29,516
Total	34,506	80,115

Schedule of debt

Long-term debt net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term borrowings,	Current portion of
As of December 31, 2022	net of current portion	long-term borrowings	Total
Outstanding loan balance	673,022,123	71,819,405	744,841,528
Financing fees	(4,814,520)	(1,067,086)	(5,881,606)
Total	668,207,603	70,752,319	738,959,922

	Long-term borrowings,	Current portion of
As of December 31, 2023	net of current portion	long-term borrowings	Total
Outstanding loan balance	619,582,782	78,903,582	698,486,364
Financing fees	(4,282,657)	(954,759)	(5,237,416)
Total	615,300,125	77,948,823	693,248,948

The borrowings are repayable as follows:

As of December 31,	2023	2022
No later than one year	78,903,582	71,819,405
Later than one year and not later than five years	278,087,160	298,690,490
Thereafter	341,495,622	374,331,633
Total	698,486,364	744,841,528
Less: Amounts due for settlement within 12 months	(78,903,582)	(71,819,405)
Long-term borrowings, net of current portion	619,582,782	673,022,123

Schedule of cash flow reconciliation of liabilities arising from financing activities

Long-term borrowings – January 1, 2021	834,476,641
Cash flows – repayments	(261,713,694)
Non-cash flows – amortisation of loan financing fees	4,233,322
Long-term borrowings – December 31, 2021	576,996,269
Cash flows – drawdowns	306,298,000
Cash flows – repayments	(144,294,604)
Loan financing fees	(1,732,860)
Other Finance-lease liabilities	75,759
Non-cash flows – amortisation of loan financing fees	1,693,117
Long-term borrowings – December 31, 2022	739,035,681
Cash flows – drawdowns	197,000,000
Cash flows – repayments	(243,355,165)
Loan financing fees	(1,350,000)
Other Finance-lease liabilities	(42,021)
Non-cash flows – amortisation of loan financing fees	1,994,191
Long-term borrowings – December 31, 2023	693,282,686